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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Prospector Partners, LLC
Address: The Webster Memorial Building
         36 Trumball Street
         Hartford, CT  06103-2404

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Gillespie
Title:   Managing Member
Phone:   (860) 560-6200

Signature, Place, and Date of Signing:

    /s/ John D. Gillespie    Hartford, CT         August 16, 1999
    _____________________    _______________     ______________
         [Signature]         [City, State]          [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     47

Form 13F Information Table Value Total:     $150,869
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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
                   Form 13F INFORMATION TABLE

      Name of Reporting Manager    Prospector Partners, LLC


    ITEM 1          ITEM 2        ITEM 3        ITEM 4         ITEM 5               ITEM 6         ITEM 7        ITEM 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                                               FAIR                                              MANAGERS
                    TITLE        CUSIP         MARKET    SHRS OR              (a)  (b)   SHARED     SEE     (a)   (b)    (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT             SOLE SHARED OTHER   INSTR. V  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----

AETNA INC COM      COMMON STOCK  008117103        939      10,500            X                             X
AMBAC FINANCIAL
  GROUP INC        COMMON STOCK  023139108      4,241      74,250            X                             X
AMER EXPRESS CO
  COM              COMMON STOCK  025816109      1,951      15,000            X                             X
AMER HERITAGE LIFE
   INVT CORP C     COMMON STOCK  026522102        245      10,000            X                             X
AMERICAN GEN CORP
  COM              COMMON STOCK  026351106      1,884      25,000            X                             X
BANK OF AMERICA
  CORP COM STK     COMMON STOCK  060505104      3,665      50,000            X                             X
BANK ONE CORP COM  COMMON STOCK  06423A103      8,040     135,000            X                             X
BEAR STEARNS COS
  INC  USD1 COM    COMMON STOCK  073902108      1,870      40,000            X                             X
BERKSHIRE HATHAWAY
  CL A INC DE      COMMON STOCK  084670108      7,441         108            X                             X
BERKSHIRE HATHAWAY
  INC CLASS B      COMMON STOCK  084670207      1,614         721            X                             X
BISYS GROUP INC
  COM              COMMON STOCK  055472104      1,164      19,900            X                             X
BLANCH E W HLDGS
  INC  COM         COMMON STOCK  093210102      8,400     123,200            X                             X
BLOCK H & R INC
  COM              COMMON STOCK  093671105      1,080      21,600            X                             X
CAPITAL RE CORP
  COM              COMMON STOCK  140432105      2,099     130,700            X                             X
CLARK/BARDES
  HOLDING INC COM  COMMON STOCK  180668105      5,183     272,800            X                             X
CONNING CORP COM   COMMON STOCK  208215103        325      20,000            X                             X
DLJDIRECT COM STK  COMMON STOCK  257661504        737      25,000            X                             X
EQUIFAX INC COM    COMMON STOCK  294429105      3,571     100,100            X                             X





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EQUITABLECOMPANIES
  INC SHS OF       COMMON STOCK  29444G107      6,030      90,000            X                             X
EVEREST REINS
  HLDGS INC        COMMON STOCK  299808105      1,631      50,000            X                             X
EXECUTIVE RISK INC
  COM              COMMON STOCK  301586103      2,457      28,889            X                             X
FANNIE MAE COM STK COMMON STOCK  313586109      1,105      16,200            X                             X
FIRST DATA CORP
  COM              COMMON STOCK  319963104      9,931     202,950            X                             X
FIRST INVS FINL
  SVCS  GROUP IN   COMMON STOCK  32058A101      1,200     200,000            X                             X
FREDDIE MAC
  USD0.21 COM      COMMON STOCK  313400301      1,913      32,990            X                             X
GALLAGHER ARTHUR J
  & CO COM         COMMON STOCK  363576109        420       8,500            X                             X
GOLD BANC CORP INC
  COM              COMMON STOCK  379907108        393      30,000            X                             X
HCC INS HLDGS INC
  COM              COMMON STOCK  404132102        340      15,000            X                             X
HILB, ROGAL &
  HAMILTON CO      COMMON STOCK  431294107        429      19,200            X                             X
INDYMAC MTG
  HOLDINGS COM STK COMMON STOCK  456607100      1,878     117,400            X                             X
INTUIT INC COM     COMMON STOCK  461202103      2,986      33,135            X                             X
LASALLE RE HOLDINGS
  LTD COM          COMMON STOCK  G5383Q101        746      43,900            X                             X
MARSH & MCLENNAN
  COS  INC COM     COMMON STOCK  571748102      9,608     126,950            X                             X
MERCANTILE
  BANCORPORATION
  INC              COMMON STOCK  587342106      1,713      30,000            X                             X
MERCURY GEN CORP
  NEW COM          COMMON STOCK  589400100      1,972      58,000            X                             X
NAC RE CORP COM    COMMON STOCK  628907107        299       5,700            X                             X
NATIONWIDE FINL
  SVCS INC CL A    COMMON STOCK  638612101      2,715      60,000            X                             X
PANAMSAT CORP COM  COMMON STOCK  697933109      3,621      93,000            X                             X
PARTNERRE LIMITED
  BERMUDA          COMMON STOCK  G6852T105      4,271     114,300            X                             X
PROVIDENT COS INC
  COM              COMMON STOCK  743862104      6,062     151,550            X                             X
PROVIDENT FINANCIAL
  HLDGS INC        COMMON STOCK  743868101        624      31,200            X                             X
PXRE CORP COM      COMMON STOCK  693674103        485      26,800            X                             X
REINSURANCE OF AMER
  INC CL A N       COMMON STOCK  759351208      1,392      41,577            X                             X
SUPERIOR NATIONAL
  INSURANCE GR     COMMON STOCK  868224106      6,134     225,100            X                             X





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TERRA NOVA (BERMUDA)
  HOLDS LTD        COMMON STOCK  G87615103     10,954     406,695            X                             X
WADDELL & REED
  FINANCIAL INC    COMMON STOCK  930059100      7,058     256,100            X                             X
XL CAPITAL LTD
  CL-A COM STK     COMMON STOCK  G98255105      8,053     142,542            X                             X

                                              150,869













































                                6
02081001.AI4


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